Other Liabilities	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Other Liabilities
23. OTHER LIABILITIES

	2025		2024		2023
	Non-current	Current	Non-current	Current	Non-current	Current
Liabilities for concessions and assignment agreements	91	162	-	94	8	67
Liabilities for contractual claims (1)	54	56	74	47	104	49
Provision for operating optimizations (2)	-	22	-	266	-	-
Liabilities for agreements (3)	227	158	-	-	-	-
Miscellaneous	1	1	-	3	-	6

	373	399	74	410	112	122

(1)
Corresponds to the liability arising from the settlement agreement entered into with Transportadora de Gas del Norte S.A. for claims related to restrictions in the natural gas market for the period from 2007 to 2010.

(2)	Includes, mainly, operating optimizations relating to Mature Fields Project, see Note 11.a).
(3)	Corresponds to the liability related to the assignment of the exploitation concessions in the Province of Santa Cruz within the context of the Mature Fields Project, see Note 11.a).